Basis of preparation (Tables)	12 Months Ended
Dec. 31, 2024
Basis of preparation
The exchange rates used for the translation of currencies

	2024	2023	2022
Average rates
Sterling	1.28	1.24	1.23
Euro	1.08	1.08	1.05
Swiss Franc	1.14	1.11	1.05
Japanese Yen	0.0066	0.0071	0.0076
Year end rates
Sterling	1.25	1.27	1.21
Euro	1.04	1.10	1.07
Swiss Franc	1.10	1.19	1.08
Japanese Yen	0.0064	0.0071	0.0076